As filed with the Securities and Exchange Commission on December 20, 2011

 1933 Act Registration No. 033-30876
 1940 Act Registration No. 811-05896

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __
Post-Effective Amendment No. 60

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62

DWS TARGET FUND
 (Exact name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154-0004
(Address of Principal Executive Office)                                                                           (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette
One Beacon Street
Boston, Massachusetts  02108
(Name and Address of Agent for Service)

Copy to:  David A. Sturms
Vedder Price P.C.
222 N. LaSalle Street, Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On ____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485
|__|	On ____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Target 2012 Fund

•	DWS Target 2013 Fund

•	DWS Target 2014 Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of December 2011.

                                           DWS TARGET FUND

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	December 7, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 7, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 7, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 7, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 7, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	December 7, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	December 7, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	December 7, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 7, 2011

/s/William McClayton
William McClayton*	Trustee	December 7, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 7, 2011
/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 7, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 7, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	December 7, 2011

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 52 to the Registration Statement, as filed on August 28, 2008; and as filed on November 23, 2011 in Post-Effective Amendment No. 59 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase